JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.4%
Aerospace & Defense — 0.4%
Hexcel Corp.	89	5,277

Airlines — 0.2%
Frontier Group Holdings, Inc. * (a)	220	2,498

Auto Components — 0.6%
Fox Factory Holding Corp. *	41	3,967
Patrick Industries, Inc.	50	3,015

		6,982

Automobiles — 0.2%
Winnebago Industries, Inc.	57	3,087

Banks — 11.0%
BancFirst Corp.	80	6,657
Camden National Corp.	115	5,410
City Holding Co.	65	5,116
Columbia Banking System, Inc.	300	9,681
Community Trust Bancorp, Inc.	100	4,120
Cullen/Frost Bankers, Inc.	27	3,737
First Busey Corp.	350	8,869
First Commonwealth Financial Corp.	430	6,519
First Financial Bancorp	155	3,573
First Financial Bankshares, Inc.	161	7,101
First Merchants Corp.	200	8,320
Heritage Commerce Corp.	510	5,738
Independent Bank Corp.	105	8,577
Independent Bank Corp.	392	8,624
Lakeland Bancorp, Inc.	420	7,014
Old National Bancorp	225	3,686
Pinnacle Financial Partners, Inc.	67	6,141
Premier Financial Corp.	260	7,886
Simmons First National Corp., Class A	245	6,424
SouthState Corp.	120	9,790
Trustmark Corp.	195	5,926

		138,909

Beverages — 0.5%
Primo Water Corp.	400	5,700

Biotechnology — 6.2%
ACADIA Pharmaceuticals, Inc. *	138	3,333
ADC Therapeutics SA (Switzerland) * (a)	141	2,070
Alector, Inc. *	123	1,751
Allogene Therapeutics, Inc. *	95	869
Amicus Therapeutics, Inc. *	505	4,782
Apellis Pharmaceuticals, Inc. *	61	3,096
Arrowhead Pharmaceuticals, Inc. *	109	5,011
Atara Biotherapeutics, Inc. *	264	2,451
Biohaven Pharmaceutical Holding Co. Ltd. *	52	6,206
Blueprint Medicines Corp. *	76	4,829
Coherus Biosciences, Inc. * (a)	277	3,579
Fate Therapeutics, Inc. *	55	2,134
G1 Therapeutics, Inc. * (a)	142	1,080
Halozyme Therapeutics, Inc. *	228	9,094
Heron Therapeutics, Inc. * (a)	408	2,334
Kronos Bio, Inc. * (a)	169	1,223
Natera, Inc. *	72	2,938
PMV Pharmaceuticals, Inc. * (a)	112	2,323
REGENXBIO, Inc. *	125	4,165
Relay Therapeutics, Inc. *	136	4,074
REVOLUTION Medicines, Inc. *	75	1,912
Rubius Therapeutics, Inc. * (a)	174	959
Sage Therapeutics, Inc. *	56	1,844
Sana Biotechnology, Inc. * (a)	81	669
Twist Bioscience Corp. * (a)	78	3,868
Verve Therapeutics, Inc. * (a)	59	1,345

		77,939

Building Products — 2.9%
Advanced Drainage Systems, Inc.	69	8,183
AZEK Co., Inc. (The) *	175	4,340
Carlisle Cos., Inc.	25	6,221
CSW Industrials, Inc.	50	5,880
Simpson Manufacturing Co., Inc.	58	6,328
UFP Industries, Inc.	80	6,173

		37,125

Capital Markets — 1.8%
Evercore, Inc., Class A	23	2,533
Focus Financial Partners, Inc., Class A *	136	6,212
LPL Financial Holdings, Inc.	40	7,306
Virtus Investment Partners, Inc.	27	6,480

		22,531

Chemicals — 3.0%
Chase Corp.	75	6,518
Diversey Holdings Ltd. *	625	4,731
Hawkins, Inc.	160	7,344
HB Fuller Co.	100	6,607
Innospec, Inc.	65	6,016
Stepan Co.	65	6,423
Zymergen, Inc. * (a)	57	166

		37,805

Commercial Services & Supplies — 1.7%
ACV Auctions, Inc., Class A * (a)	217	3,218
Brady Corp., Class A	145	6,709
Casella Waste Systems, Inc., Class A *	67	5,835
MSA Safety, Inc.	45	6,036

		21,798

Communications Equipment — 0.7%
Ciena Corp. *	73	4,429
Viavi Solutions, Inc. *	270	4,342

		8,771

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	65	5,786
Valmont Industries, Inc.	15	3,471

		9,257

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	28	3,674

Diversified Telecommunication Services — 1.4%
Iridium Communications, Inc. *	200	8,064
Radius Global Infrastructure, Inc. * (a)	650	9,282

		17,346

Electric Utilities — 0.3%
Portland General Electric Co.	65	3,585

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Electrical Equipment — 1.1%
Bloom Energy Corp., Class A * (a)	199	4,804
Fluence Energy, Inc. *	132	1,725
Regal Rexnord Corp.	45	6,696
Shoals Technologies Group, Inc., Class A *	67	1,149

		14,374

Electronic Equipment, Instruments & Components — 2.2%
II-VI, Inc. * (a)	125	9,082
Insight Enterprises, Inc. *	55	5,903
Littelfuse, Inc.	20	5,000
Plexus Corp. *	50	4,091
TTM Technologies, Inc. *	250	3,705

		27,781

Energy Equipment & Services — 0.3%
Cactus, Inc., Class A	71	4,021

Equity Real Estate Investment Trusts (REITs) — 7.5%
Agree Realty Corp. (a)	125	8,295
American Campus Communities, Inc.	110	6,157
American Homes 4 Rent, Class A	150	6,005
Centerspace	60	5,887
CubeSmart	85	4,399
Highwoods Properties, Inc.	160	7,318
JBG SMITH Properties	250	7,305
Kite Realty Group Trust	275	6,262
Plymouth Industrial REIT, Inc. (a)	135	3,659
Rayonier, Inc.	160	6,579
Rexford Industrial Realty, Inc.	55	4,102
RLJ Lodging Trust	550	7,744
Sunstone Hotel Investors, Inc. *	800	9,425
Terreno Realty Corp.	149	11,010

		94,147

Food & Staples Retailing — 1.4%
Grocery Outlet Holding Corp. * (a)	149	4,879
Performance Food Group Co. *	255	12,973

		17,852

Food Products — 1.2%
Flowers Foods, Inc.	250	6,427
Freshpet, Inc. * (a)	53	5,420
J&J Snack Foods Corp.	25	3,878

		15,725

Gas Utilities — 1.3%
Chesapeake Utilities Corp.	31	4,271
ONE Gas, Inc.	85	7,500
Southwest Gas Holdings, Inc.	65	5,089

		16,860

Health Care Equipment & Supplies — 4.1%
CONMED Corp.	49	7,280
Figs, Inc., Class A *	81	1,742
iRhythm Technologies, Inc. *	59	9,287
Nevro Corp. *	49	3,536
NuVasive, Inc. *	116	6,588
Outset Medical, Inc. *	126	5,735
Shockwave Medical, Inc. *	51	10,551
Sight Sciences, Inc. *	78	899
Utah Medical Products, Inc.	65	5,841

		51,459

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc. *	85	5,603
Accolade, Inc. *	140	2,462
Amedisys, Inc. *	23	4,001
Cano Health, Inc. * (a)	367	2,329
Encompass Health Corp.	95	6,755
Ensign Group, Inc. (The)	55	4,951
ModivCare, Inc. *	37	4,269
Patterson Cos., Inc.	350	11,330

		41,700

Health Care Technology — 0.6%
Evolent Health, Inc., Class A *	216	6,975

Hotels, Restaurants & Leisure — 4.3%
Boyd Gaming Corp.	68	4,447
Cracker Barrel Old Country Store, Inc. (a)	40	4,749
El Pollo Loco Holdings, Inc. *	220	2,556
Everi Holdings, Inc. *	270	5,670
Jack in the Box, Inc. (a)	60	5,605
Life Time Group Holdings, Inc. * (a)	279	4,050
Marriott Vacations Worldwide Corp.	39	6,207
Planet Fitness, Inc., Class A *	98	8,307
Six Flags Entertainment Corp. *	131	5,697
Texas Roadhouse, Inc.	81	6,791

		54,079

Household Durables — 2.1%
Helen of Troy Ltd. *	39	7,730
Hooker Furnishings Corp.	150	2,841
La-Z-Boy, Inc.	110	2,901
M/I Homes, Inc. *	60	2,661
MDC Holdings, Inc.	65	2,460
Sonos, Inc. *	201	5,673
Tri Pointe Homes, Inc. *	131	2,638

		26,904

Insurance — 1.7%
Safety Insurance Group, Inc.	120	10,902
Selective Insurance Group, Inc.	120	10,723

		21,625

Interactive Media & Services — 0.7%
Bumble, Inc., Class A *	123	3,553
Eventbrite, Inc., Class A * (a)	227	3,360
MediaAlpha, Inc., Class A *	80	1,331

		8,244

Internet & Direct Marketing Retail — 0.4%
Global-e Online Ltd. (Israel) * (a)	64	2,157
Xometry, Inc., Class A * (a)	73	2,682

		4,839

IT Services — 2.4%
CSG Systems International, Inc.	85	5,403
DigitalOcean Holdings, Inc. * (a)	120	6,919
ExlService Holdings, Inc. *	35	5,057
Globant SA *	23	6,123
LiveRamp Holdings, Inc. *	77	2,874
Remitly Global, Inc. * (a)	91	898
Repay Holdings Corp. *	201	2,970

		30,244

Leisure Products — 0.6%
Hayward Holdings, Inc. * (a)	300	4,986
Johnson Outdoors, Inc., Class A	25	1,943

		6,929

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Life Sciences Tools & Services — 0.2%
Personalis, Inc. * (a)	111	908
Rapid Micro Biosystems, Inc., Class A * (a)	93	633
Seer, Inc. * (a)	52	787

		2,328

Machinery — 4.1%
Alamo Group, Inc.	50	7,190
Altra Industrial Motion Corp.	105	4,088
Evoqua Water Technologies Corp. *	63	2,958
Hillenbrand, Inc.	150	6,626
ITT, Inc.	97	7,277
John Bean Technologies Corp.	50	5,963
Kadant, Inc.	32	6,214
Lincoln Electric Holdings, Inc.	25	3,445
Mueller Industries, Inc.	70	3,792
Watts Water Technologies, Inc., Class A	30	4,188

		51,741

Media — 0.7%
Cardlytics, Inc. *	54	2,975
Gray Television, Inc.	255	5,628

		8,603

Metals & Mining — 0.3%
Alcoa Corp.	36	3,241

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Ares Commercial Real Estate Corp. (a)	400	6,208
Ladder Capital Corp.	500	5,935

		12,143

Multi-Utilities — 0.4%
Unitil Corp.	100	4,988

Oil, Gas & Consumable Fuels — 3.0%
CNX Resources Corp. *	275	5,698
Delek US Holdings, Inc. *	120	2,546
Matador Resources Co.	343	18,164
PDC Energy, Inc.	150	10,902

		37,310

Personal Products — 0.4%
Inter Parfums, Inc.	64	5,635

Pharmaceuticals — 0.8%
Arvinas, Inc. *	74	4,994
Revance Therapeutics, Inc. *	250	4,884

		9,878

Professional Services — 1.0%
ASGN, Inc. *	25	2,918
CBIZ, Inc. *	90	3,777
KBR, Inc.	59	3,209
ManTech International Corp., Class A	36	3,136

		13,040

Road & Rail — 1.1%
Marten Transport Ltd.	345	6,127
Saia, Inc. *	33	8,036

		14,163

Semiconductors & Semiconductor Equipment — 2.4%
Cohu, Inc. *	125	3,700
FormFactor, Inc. *	60	2,522
MKS Instruments, Inc.	55	8,192
Rambus, Inc. *	145	4,624
Semtech Corp. *	67	4,665
Wolfspeed, Inc. * (a)	56	6,370

		30,073

Software — 5.1%
Anaplan, Inc. *	86	5,619
Blackline, Inc. *	68	4,970
CyberArk Software Ltd. *	56	9,525
Digital Turbine, Inc. *	102	4,454
Duck Creek Technologies, Inc. *	136	3,002
Elastic NV *	29	2,538
Envestnet, Inc. *	84	6,229
Everbridge, Inc. *	62	2,694
Five9, Inc. *	27	2,943
JFrog Ltd. (Israel) *	89	2,387
New Relic, Inc. *	35	2,330
Paycor HCM, Inc. * (a)	199	5,805
Q2 Holdings, Inc. *	45	2,795
Smartsheet, Inc., Class A *	108	5,909
Vertex, Inc., Class A *	177	2,716

		63,916

Specialty Retail — 2.6%
Floor & Decor Holdings, Inc., Class A *	34	2,734
Group 1 Automotive, Inc.	37	6,210
Lithia Motors, Inc., Class A	16	4,738
National Vision Holdings, Inc. *	151	6,566
Petco Health & Wellness Co., Inc. * (a)	295	5,775
Sleep Number Corp. *	45	2,282
Urban Outfitters, Inc. * (a)	160	4,018

		32,323

Technology Hardware, Storage & Peripherals — 0.3%
Super Micro Computer, Inc. *	100	3,807

Textiles, Apparel & Luxury Goods — 1.6%
Kontoor Brands, Inc.	130	5,375
Movado Group, Inc.	130	5,077
Oxford Industries, Inc.	50	4,525
Steven Madden Ltd.	120	4,637

		19,614

Thrifts & Mortgage Finance — 1.6%
PennyMac Financial Services, Inc.	120	6,384
Radian Group, Inc.	300	6,663
WSFS Financial Corp.	160	7,459

		20,506

Trading Companies & Distributors — 3.4%
Applied Industrial Technologies, Inc.	152	15,559
Beacon Roofing Supply, Inc. * (a)	110	6,521
GMS, Inc. *	80	3,982
McGrath RentCorp	95	8,073
Rush Enterprises, Inc., Class A	113	5,761
SiteOne Landscape Supply, Inc. *	21	3,382

		43,278

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Water Utilities — 0.3%
American States Water Co.	44	3,917

TOTAL COMMON STOCKS (Cost $1,080,724)		1,226,546

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (France) * ‡ (Cost $ — )	51	–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 7.1%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (d) (e) (Cost $31,254)	31,252	31,259

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (d) (e)	52,013	51,972
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (d) (e)	6,787	6,787

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $58,773)		58,759

TOTAL SHORT-TERM INVESTMENTS (Cost $90,027)		90,018

Total Investments — 104.5% (Cost $1,170,751)		1,316,564
Liabilities in Excess of Other Assets — (4.5)%		(57,238)

Net Assets — 100.0%		1,259,326

Percentages indicated are based on net assets.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $56,610.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$1,226,546	$—	$—		$1,226,546
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	31,259	—	—		31,259
Investment of Cash Collateral from Securities Loaned	58,759	—	—		58,759

Total Short-Term Investments	90,018	—	—		90,018

Total Investments in Securities	$1,316,564	$—	$—	(a)	$1,316,564

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$36,638	$253,445	$258,817	$(7)	$— (c)	$31,259	31,252	$16	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	55,003	174,000	177,000	(21)	(10)	51,972	52,013	38	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	7,059	101,973	102,245	—	—	6,787	6,787	2	—

Total	$98,700	$529,418	$538,062	$(28)	$(10)	$90,018		$56	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.